Consolidated Statements of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock, Common [Member]	The 401(k) Plan [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Treasury Stock, Common [Member]	The 2018 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2018 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2018 Stock Incentive Plan [Member] Treasury Stock, Common [Member]	The 2018 Stock Incentive Plan [Member]	The 2023 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2023 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2023 Stock Incentive Plan [Member] Treasury Stock, Common [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022															2,167,613
Balance at Dec. 31, 2022															$ 28,000	$ 17,906,000	$ (3,992,000)	$ (24,000)	$ 30,875,000	$ 44,793,000
Contribution of shares to ESOP from Treasury (in shares)															11,320
Contribution of shares to ESOP from Treasury																77,000	73,000			150,000
Reissuance of treasury stock (in shares)	18,492				9,122			104,403							118,425
Reissuance of treasury stock		$ 169,000	$ 120,000	$ 289,000		$ (57,000)	$ 57,000		$ 335,000	$ 607,000	$ 942,000				$ 1,000	1,644,000				1,645,000
Treasury stock purchased (in shares)															(22,327)
Treasury stock purchased																	(433,000)			(433,000)
Stock based compensation expense																225,000				225,000
Cash dividends declared, per share																			(1,154,000)	(1,154,000)
Net income																			2,020,000	2,020,000
Other comprehensive loss, net																		14,000		$ 14,000
Balance (in shares) at Dec. 31, 2023															2,407,048					2,407,048
Balance at Dec. 31, 2023															$ 29,000	20,299,000	(3,568,000)	(10,000)	31,741,000	$ 48,491,000
Reissuance of treasury stock (in shares)	11,024											9,000
Reissuance of treasury stock		$ 47,000	$ 72,000	$ 119,000									$ (58,000)	$ 58,000
Treasury stock purchased (in shares)															(13,855)
Treasury stock purchased																	(150,000)			(150,000)
Stock based compensation expense																242,000				242,000
Cash dividends declared, per share																			(1,338,000)	(1,338,000)
Net income																			2,795,000	2,795,000
Other comprehensive loss, net																		10,000		10,000
Issuance of stock for capital raise (in shares)															213,318
Issuance of stock for capital raise															$ 2,000	2,446,000				$ 2,448,000
Balance (in shares) at Dec. 31, 2024															2,626,535					2,626,535
Balance at Dec. 31, 2024															$ 31,000	$ 22,976,000	$ (3,588,000)	$ 0	$ 33,198,000	$ 52,617,000